Committments, Contingencies and Other Matters (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum annual lease payments for the above leases are approximately as follows:

Years Ending December 31,
2013 (6 months)	$246,608
2014	556,868
2015	391,069
2016	79,860
2017	19,965
Total minimum lease payments	$1,294,370

Future minimum annual lease payments for the above leases are approximately as follows:
Years Ended December 31,
2013	$333,902
2014	436,688
2015	311,209
Total minimum lease payments	$1,081,799